Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	IHEARTMEDIA, INC.
Entity Central Index Key	0001400891
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38987
Entity Tax Identification Number	26-0241222
Entity Address, Address Line One	20880 Stone Oak Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	210
Local Phone Number	253-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	IHRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false